Income Taxes - Income Tax Expense (Benefit) (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax [Line Items]
U.S. federal, Current			$ 7,686	$ 8,721	$ 930
State and local, Current			1,746	2,632	1,609
Foreign, Current			1,527	692	1,553
Total Current			10,959	12,045	4,092
U.S. federal, Deferred			(930)	(119,014)	21,681
State and local, Deferred			(246)	(2,909)	1,165
Foreign, Deferred			12,275	(214)	(4,097)
Total, Deferred	$ (182)	$ (1,187)	11,099	(122,137)	18,749
U.S. federal, Total			6,756	(110,293)	22,611
State and local, Total			1,500	(277)	2,774
Foreign, Total			13,802	478	(2,544)
Income tax expense	2,307	2,008	22,058	(110,092)	22,841
LAMAR MEDIA CORP [Member]
Income Tax [Line Items]
U.S. federal, Current			7,686	8,993	930
State and local, Current			1,746	2,579	1,609
Foreign, Current			1,527	692	1,553
Total Current			10,959	12,264	4,092
U.S. federal, Deferred			(930)	(151,191)	21,798
State and local, Deferred			(246)	(4,124)	1,184
Foreign, Deferred			12,275	(213)	(4,097)
Total, Deferred	(182)	(1,187)	11,099	(155,528)	18,885
U.S. federal, Total			6,756	(142,198)	22,728
State and local, Total			1,500	(1,545)	2,793
Foreign, Total			13,802	479	(2,544)
Income tax expense	$ 2,307	$ 2,008	$ 22,058	$ (143,264)	$ 22,977